Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Detailed Information of Operating Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	€ 2,270	€ 1,849
Research Tax Credit
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	2,132	1,674
Subsidies
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	41	15
Revenues from licenses or other contracts
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Total	€ 97	€ 160